Fair Value Measurements	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

7. Fair Value Measurements

The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the periods ended June 30, 2024 and the year ended December 31, 2023. The carrying amount of accounts payable approximated fair value as they are short term in nature.

Fair Value on a Non-recurring Basis

The fair value of non-financial assets measured at fair value on a non-recurring basis, classified as Level 3 in the fair value hierarchy, is determined based on using market-based approaches, or estimates of discounted expected future cash flows.

Fair Value on a Recurring Basis

The Company follows the guidance in ASC 820 Fair Value Measurements and Disclosures for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The estimated fair value of the Public Warrants liabilities represent Level 1 measurements. The estimated fair value of the convertible notes bifurcated embedded derivative liabilities, GEM warrant liabilities, Yorkville convertible note, and SAFE represent Level 3 measurements.

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2024	December 31, 2023
Liabilities:
Warrant liabilities - public	1	$230,000	$575,000
GEM warrant liabilities	3	$79,000	$641,000
Yorkville convertible note	3	$2,013,000	$1,766,000

Warrant Liability - Public Warrants

The Company assumed 11,500,000 Public Warrants in the Merger which were outstanding as of June 30, 2024 and December 31, 2023. The fair values of the Public Warrants are measured based on the listed market price of such warrants through June 30, 2024. See Note 12 - Warrant Liabilities for further details.

As of June 30, 2024, the Company recognized a benefit of approximately $345,000 resulting from changes in the fair value of the derivative warrant liabilities, presented as change in fair value of warrant liabilities - related party in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the changes in the fair value of the Public Warrants liability which are Level 1 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$575,000
Change in fair value	(115,000)
Balance at March 31, 2024	460,000
Change in fair value	(230,000)
Balance at June 30, 2024	$230,000

Warrant Liability - GEM Warrants

The measurement of fair value of the GEM Warrants were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion). Refer to Note 12 - Warrant Liabilities for further details.

As of June 30, 2024, the Company recognized a benefit of approximately $562,000, resulting from changes in the fair value of the derivative warrant liabilities, presented as change in fair value of warrant liabilities in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the changes in the fair value of the GEM Warrants liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$641,000
Change in fair value	(408,000)
Balance at March 31, 2024	233,000
Change in fair value	(154,000)
Balance at June 30, 2024	$79,000

Yorkville Convertible Notes

The measurement of fair value of the Yorkville convertible notes were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, term, volatility, risk-free rate, and probability of optional redemption). Refer to Note 11 - Debt for further details.

As of June 30, 2024, the Company recognized a loss of approximately $578,000 resulting from changes in the fair value of the Yorkville convertible notes, presented as change in fair value of convertible promissory notes in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the changes in the fair value of the Yorkville convertible notes which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$1,766,000
Issuance of Yorkville convertible note	2,250,000
Loss on debt issuance	171,000
Payment in shares to settle Yorkville convertible notes	(1,667,000)
Change in fair value	544,000
Balance at March 31, 2024	3,064,000
Payment in shares to settle Yorkville convertible notes	(335,000)
Repayment in cash of Yorkville convertible notes	(750,000)
Change in fair value	34,000
Balance at June 30, 2024	$2,013,000

Bifurcated Embedded Derivative Liabilities

The fair value of the embedded put options, relating to the Convertible Notes - Related Party, Convertible Notes, and Term and Convertible Notes (CP BF), was determined using a Black Scholes option pricing model. Estimating fair values of embedded conversion features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the embedded conversion features are initially and subsequently carried at fair values, the Company’s consolidated statements of operations will reflect the volatility in these estimate and assumption changes. On December 14, 2023, all outstanding principal and accrued interest, including the carrying value of any related embedded derivative, related to the Related Party Convertible Notes and Third Party Convertible Notes converted into the Company’s Class A Common Stock pursuant to the close of the Merger Agreement. Upon the conversion described above, the bifurcated embedded derivative liabilities were $0 as of June 30, 2024 and December 31, 2023, respectively. Refer to Note 11 - Debt for further details.

The following table sets forth a summary of the changes in the fair value of the bifurcated embedded derivative liabilities for the six months ended June 30, 2023, related to the Related Party and Third Party Convertible Debt, respectively, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2022	$1,936,827	$845,473
Issuance of convertible notes with bifurcated embedded derivative	707,000	—
Change in fair value	137,285	32,415
Balance at March 31, 2023	2,781,112	877,888
Issuance of convertible notes with bifurcated embedded derivative	419,451	330,390
Change in fair value	(478,198)	(194,643)
Balance at June 30, 2023	$2,722,365	$1,013,635

Simple Agreements for Future Equity (SAFE)

During 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements (the “SAFEs”). In the event of an Equity Financing (as defined in the SAFEs agreements), the SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The number of shares required to be issued to settle the SAFEs at the equity financing is variable, because that number will be determined by the discounted fair value of the Company’s equity shares on the date of settlement (i.e., Discount Price). Regardless of the fair value of the shares on the date of settlement, the holder will receive a fixed monetary value based on the Purchase Amount of the SAFE. If there is a Liquidity Event or SPAC Transaction before the settlement or termination of the SAFEs, the SAFEs will automatically be entitled to receive a portion of Proceeds, due and payable immediately prior to, or concurrent with, the consummation of such Liquidity Event or SPAC Transaction, equal to the greater of (i) two times (2x) the Purchase Amount (the “Cash-Out Amount”) or (ii) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity Price (as defined in the SAFEs agreements). Refer to Note 13 - Simple Agreements for Future Equity for additional information related to the Company’s SAFEs.

The fair value of the SAFEs was determined using a scenario-based method for the pre-modification SAFE’s and a Monte Carlo simulation method for the post-modification SAFEs. The value of the SAFE liability as of December 31, 2023 is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the SAFEs on the date of issuance was determined to be $3,836,000. On December 14, 2023, all outstanding principal related to the Third Party SAFEs and Related Party SAFEs converted into the Company’s Class A Common Stock pursuant to the close of the Merger Agreement. Upon the conversion described above, the SAFEs were $0 as of June 30, 2024 and December 31, 2023, respectively. Refer to Note 13 - Simple Agreements for Future Equity for further details.

The following tables set forth a summary of the activity of the Related Party and Third Party SAFE liabilities, respectively (See Note 13 - Simple Agreements for Future Equity for further detail), which represents a recurring fair value measurement at the end of the relevant reporting period:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2022	$8,802,196	$663,804
Change in fair value	303,139	22,861
Balance at March 31, 2023	9,105,335	686,665
Change in fair value	909,418	68,582
Balance at June 30, 2023	$10,014,753	$755,247